UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


   /s/Neal J. Wilson           Arlington, VA                  2/13/2007
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                   Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:     $144,314(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

                                                                 FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------    ----------------     ---------  --------  -------  ---  ----  ------- -------- -----  ------ -----
Aca Capital Holdings Inc Equity          COM               833103   8,625  557,900   SH            SOLE          557,900   0    0
Acorda Therapeutics Inc Equity           COM            00484M106     285   18,000   SH            SOLE           18,000   0    0
Adolor Corporation Equity                COM            00724X102     150   20,000   SH            SOLE           20,000   0    0
Advanced Magnetics Inc Equity            COM            00753P103     251    4,210   SH            SOLE            4,210   0    0
Advanced Micro Devices Equity            COM              7903107     407   20,000   SH            SOLE           20,000   0    0
Alesco Financial Inc Equity              COM             14485106   1,599  149,500   SH            SOLE          149,500   0    0
Alexandria Real Estate Equit Equity      COM             15271109     301    3,000   SH            SOLE            3,000   0    0
Allergan Inc Equity                      COM             18490102     682    5,700   SH            SOLE            5,700   0    0
Alnylam Pharmaceuticals Inc Equity       COM            02043Q107      32    1,500   SH            SOLE            1,500   0    0
Amcomp Inc Equity                        COM            02342J101     827   75,300   SH            SOLE           75,300   0    0
American Financial Realty Tr Equity      COM            02607P305   1,563  136,700   SH            SOLE          136,700   0    0
Amylin Pharmaceuticals Inc Equity        COM             32346108     504   14,000   SH            SOLE           14,000   0    0
Arena Pharmaceuticals Inc Equity         COM             40047102     526   40,800   SH            SOLE           40,800   0    0
Aspreva Pharmaceuticals Corp Equity      COM            04538T109     956   46,583   SH            SOLE           46,583   0    0
Axcelis Technologies Inc Equity          COM             54540109     292   50,000   SH            SOLE           50,000   0    0
Bank of America Corp. Equity             COM             60505104  12,013  225,000   SH            SOLE          225,000   0    0
Biomarin Pharmaceutical Inc Equity       COM            09061G101     164   10,000   SH            SOLE           10,000   0    0
Biomed Realty Trust Inc Equity           COM            09063H107     286   10,000   SH            SOLE           10,000   0    0
Brt Realty Trust Equity                  COM             55645303   2,959  107,000   SH            SOLE          107,000   0    0
Cal Dive International Inc Equity        COM            12802T101   1,246   99,300   SH            SOLE           99,300   0    0
Capital One Financial Corp Equity        COM            14040H105   8,066  105,000   SH            SOLE          105,000   0    0
Cardiome Pharma Corporation Equity       COM            14159U202     458   41,049   SH            SOLE           41,049   0    0
Chesapeake Energy Corp Equity            COM            165167107     291   10,000   SH            SOLE           10,000   0    0
Cit Group Inc Equity                     COM            125581108   2,091   37,500   SH            SOLE           37,500   0    0
Coley Pharmaceutical Group Equity        COM            19388P106     213   22,026   SH            SOLE           22,026   0    0
Corning Inc Equity                       COM            219350105   4,865  260,000   SH            SOLE          260,000   0    0
Cypress Semiconductor Corp Equity        COM            232806109   1,097   65,000   SH            SOLE           65,000   0    0
Dynavax Technologies Corp Equity         COM            268158102     330   35,900   SH            SOLE           35,900   0    0
E*Trade Financial Corp Equity            COM            269246104   9,529  425,000   SH            SOLE          425,000   0    0
Emergent Biosolutions Inc Equity         COM            29089Q105     196   17,600   SH            SOLE           17,600   0    0
Encysive Pharmaceuticals Inc Equity      COM            29256X107     118   28,000   SH            SOLE           28,000   0    0
February 07 Calls On Hum Us @50 Option   CALL           444859902      63      100   SH     CALL   SOLE              100   0    0
Foxhollow Technologies Inc Equity        COM            35166A103     129    6,000   SH            SOLE            6,000   0    0
Freeport-Mcmoran Copper-B Equity         CL B           35671D857   1,170   21,000   SH            SOLE           21,000   0    0
Genentech Inc Equity                     COM            368710406     657    8,100   SH            SOLE            8,100   0    0
Genesis Lease Ltd-Ads Equity             COM            37183T107   4,348  185,000   SH            SOLE          185,000   0    0
Gen-Probe Inc Equity                     COM            36866T103     576   11,000   SH            SOLE           11,000   0    0
Gentium Spa-Sponsored Adr Equity         Sponsored ADR  37250B104     307   15,100   SH            SOLE           15,100   0    0
Genzyme Corp Equity                      COM            372917104     627   10,183   SH            SOLE           10,183   0    0
Gilead Sciences Inc Equity               COM            375558103       6      100   SH            SOLE              100   0    0
Glaxosmithkline Plc-Adr Equity           Sponsored ADR  37733W105     528   10,000   SH            SOLE           10,000   0    0
Hologic Inc Equity                       COM            436440101     331    7,000   SH            SOLE            7,000   0    0
Imperial Sugar Co Equity                 COM            453096208     383   15,800   SH            SOLE           15,800   0    0
Intermune Inc Equity                     COM            45884X103     434   14,100   SH            SOLE           14,100   0    0
Intuitive Surgical Inc Equity            COM            46120E602     480    5,000   SH            SOLE            5,000   0    0
Iomai Corp Equity                        COM            46202P103     104   20,818   SH            SOLE           20,818   0    0
Isilon Systems Inc Equity                COM            46432L104      85    3,100   SH            SOLE            3,100   0    0
Isis Pharmaceuticals Inc Equity          COM            464330109     139   12,500   SH            SOLE           12,500   0    0
January 07 Calls On Aet Us @40 Option    CALL           00817Y908      34       90   SH     CALL   SOLE               90   0    0
January 07 Calls On Amln Us @35 Option   CALL           032346908      20      100   SH     CALL   SOLE              100   0    0
January 07 Calls On Pmti Us @55 Option   CALL           697529903       5      100   SH     CALL   SOLE              100   0    0
January 07 Puts On Nfld Us @15 Option    PUT            666135958      98       90   SH     PUT    SOLE               90   0    0
January 07 Puts On Nfld Us @7.5 Option   PUT            666135958      90      250   SH     PUT    SOLE              250   0    0
January 07 Puts On Nrmx US @ 25 Option   PUT            64125K951      43      100   SH     PUT    SOLE              100   0    0
January 07 Puts On Nrmx Us @30 Option    PUT            64125K951      69       80   SH     PUT    SOLE               80   0    0
January 07 Puts On Qqqq Us @37.625
Option                                   PUT            631100954       0      100   SH     PUT    SOLE              100   0    0
January 07 Puts On Ryl Us @55 Option     PUT            783764953       4       25   SH     PUT    SOLE               25   0    0
January 07 Puts On Sov Us @22.5 Option   PUT            845905958       2      200   SH     PUT    SOLE              200   0    0
Jpmorgan Chase & Co Equity               COM            46625H100  14,007  290,000   SH            SOLE          290,000   0    0
Luminent Mortgage Capital In Equity      COM            550278303   1,582  162,900   SH            SOLE          162,900   0    0
March 07 Calls On Dvax Us @10 Option     CALL           268158952      18      200   SH     CALL   SOLE              200   0    0
Mastercard Inc-Class A Equity            COM            57636Q104     739    7,500   SH            SOLE            7,500   0    0
Medimmune Inc Equity                     COM            584699102     162    5,000   SH            SOLE            5,000   0    0
Metlife Inc Equity                       COM            59156R108   6,491  110,000   SH            SOLE          110,000   0    0
Monsanto Co Equity                       COM            61166W101     263    5,000   SH            SOLE            5,000   0    0
Moody'S Corp Equity                      COM            615369105     345    5,000   SH            SOLE            5,000   0    0
Morgan Stanley Equity                    COM            617446448   6,840   84,000   SH            SOLE           84,000   0    0
Motorola Inc Equity                      COM            620076109   5,243  255,000   SH            SOLE          255,000   0    0
National-Oilwell Inc Equity              COM            637071101     306    5,000   SH            SOLE            5,000   0    0
Neurometrix Inc Equity                   COM            641255104     190   12,775   SH            SOLE           12,775   0    0
Nokia Corp-Spon Adr Equity               Sponsored ADR  654902204     813   40,000   SH            SOLE           40,000   0    0
Novartis AG USD Spon Equity              Sponsored ADR  66987V109     574   10,000   SH            SOLE           10,000   0    0
Nuvelo Inc Equity                        COM            67072M301     120   30,000   SH            SOLE           30,000   0    0
Osi Pharmaceuticals Inc Equity           COM            671040103     630   18,000   SH            SOLE           18,000   0    0
Palm Inc Equity                          COM            696643105     162   11,500   SH            SOLE           11,500   0    0
Palomar Medical Technologies Equity      COM            697529303     790   15,583   SH            SOLE           15,583   0    0
PDL BioPharna Inc Equity                 COM            69329Y104     570   28,300   SH            SOLE           28,300   0    0
Petrohawk Energy Corp Equity             COM            716495106     173   15,000   SH            SOLE           15,000   0    0
Procter & Gamble Co Equity               COM            742718109     643   10,000   SH            SOLE           10,000   0    0
Qualcomm Inc Equity                      COM            747525103     945   25,000   SH            SOLE           25,000   0    0
Quidel Corp Equity                       COM            74838J101     178   13,100   SH            SOLE           13,100   0    0
Regeneron Pharmaceuticals Equity         COM            75886F107     201   10,000   SH            SOLE           10,000   0    0
Rigel Pharmaceuticals Inc Equity         COM            766559603     119   10,000   SH            SOLE           10,000   0    0
Sandisk Corp Equity                      COM            80004C101     645   15,000   SH            SOLE           15,000   0    0
Sanofi-Aventis-Adr Equity                Sponsored ADR  80105N105     323    7,000   SH            SOLE            7,000   0    0
Savient Pharmaceuticals Inc Equity       COM            80517Q100     460   41,000   SH            SOLE           41,000   0    0
Schwab (Charles) Corp Equity             COM            808513105     580   30,000   SH            SOLE           30,000   0    0
Sears Holdings Corp Equity               COM            812350106     588    3,500   SH            SOLE            3,500   0    0
Shire Pharmaceuticals-Sp Adr Equity      Sponsored ADR  82481R106     618   10,000   SH            SOLE           10,000   0    0
Somaxon Pharmaceuticals Inc Equity       COM            834453102     142   10,000   SH            SOLE           10,000   0    0
Sonus Networks Inc Equity                COM            835916107   1,252  190,000   SH            SOLE          190,000   0    0
Sovereign Bancorp Inc Equity             COM            845905108     762   30,000   SH            SOLE           30,000   0    0
St Paul Travelers Cos Inc/Th Equity      COM            792860108   3,758   70,000   SH            SOLE           70,000   0    0
Sunoco Inc Equity                        COM            86764P109   1,559   25,000   SH            SOLE           25,000   0    0
Suntrust Banks Inc Equity                COM            867914103   3,378   40,000   SH            SOLE           40,000   0    0
Syngenta Ag-Adr Equity                   Sponsored ADR  87160A100     483   13,000   SH            SOLE           13,000   0    0
Titan Pharmaceuticals Inc Equity         COM            888314101     166   50,000   SH            SOLE           50,000   0    0
United States Steel Corp Equity          COM            912909108     439    6,000   SH            SOLE            6,000   0    0
Unitedhealth Group Inc Equity            COM            91324P102     269    5,000   SH            SOLE            5,000   0    0
Valero Energy Corp Equity                COM            91913Y100     512   10,000   SH            SOLE           10,000   0    0
Vanda Pharmaceuticals Inc Equity         COM            921659108   1,075   43,619   SH            SOLE           43,619   0    0
Viropharma Inc Equity                    COM            928241108     271   18,500   SH            SOLE           18,500   0    0
Wachovia Corp Equity                     COM            929903102  12,814  225,000   SH            SOLE          225,000   0    0
Website Pros Inc Equity                  COM            94769V105     226   25,000   SH            SOLE           25,000   0    0
Westfield Financial Inc Equity           COM            96008D101     100   10,000   SH            SOLE           10,000   0    0
Ziopharm Oncology Inc Equity             COM            98973P101     137   22,943   SH            SOLE           22,943   0    0